DEBT - Narrative (Details) - USD ($)		12 Months Ended
	Nov. 03, 2014	Dec. 31, 2016	Dec. 26, 2015	Nov. 02, 2014	Dec. 17, 2012
Debt Instrument [Line Items]
Outstanding letters of credit		$ 25,500,000	$ 25,400,000
Fair value of long-term debt including current portion		111,600,000
Difference between fair value and carrying value of debt		300,000
Revolving Credit Facility
Debt Instrument [Line Items]
Term of debt	5 years
Maximum borrowing capacity	$ 295,000,000	295,000,000		$ 265,000,000
Outstanding letters of credit	45,000,000
Outstanding letters of credit that can be converted to foreign currency	$ 100,000,000
Remaining borrowing capacity		$ 261,000,000
Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Facility fee (in hundredths)	0.15%
Revolving Credit Facility | Maximum
Debt Instrument [Line Items]
Facility fee (in hundredths)	0.325%
Series 2012 Senior Notes Tranche A | Senior Notes
Debt Instrument [Line Items]
Interest rate (in hundredths)		3.89%			3.89%
Debt					$ 35,000,000
Series 2012 Senior Notes Tranche B | Senior Notes
Debt Instrument [Line Items]
Interest rate (in hundredths)		3.98%			3.98%
Debt					$ 40,000,000
Series 2002-A Senior Notes Tranche B | Corporate Debt Securities
Debt Instrument [Line Items]
Debt					$ 40,000,000
Shelf Agreement
Debt Instrument [Line Items]
Remaining borrowing capacity		$ 150,000,000
Letter of Credit
Debt Instrument [Line Items]
Interest rate (in hundredths)		0.75%
Term of debt		1 year
Letter of Credit | Industrial Development Revenue Bonds
Debt Instrument [Line Items]
Outstanding letters of credit		$ 9,800,000
Letter of Credit | Industrial Development Revenue Bonds | Minimum
Debt Instrument [Line Items]
Interest rate (in hundredths)		1.10%